Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Change in Benefit Obligations
The following table sets forth the change in benefit obligation for the Company’s pension and postretirement benefit plans.

	Pension Benefits		Postretirement Benefits
	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation, beginning of year	$4,660	$4,911	$447	$486
Service cost	29	29	—	—
Interest cost	191	215	18	20
Actuarial loss (gain)	337	353	19	(5)
Benefits paid	(326)	(328)	(73)	(69)
Participants’ contributions	—	—	10	11
Retiree Medicare drug subsidy	—	—	3	4
Settlements	(862)	(518)	—	—
Cumulative translation adjustments	11	(2)	—	—
Benefit obligation, end of year	$4,040	$4,660	$424	$447

Change in Plan Assets
The following table sets forth the change in plan assets for the Company’s pension and postretirement benefit plans.

	Pension Benefits		Postretirement Benefits
	2017	2016	2017	2016
Change in plan assets:
Fair value of plan assets, beginning of year	$3,244	$3,734	$4	$4
Actual return on plan assets	328	305	—	—
Employer contributions	650	52	56	54
Benefits paid	(326)	(328)	(73)	(69)
Participants’ contributions	—	—	10	11
Retiree Medicare drug subsidy	—	—	3	4
Settlements	(862)	(518)	—	—
Cumulative translation adjustments	12	(1)	—	—
Fair value of plan assets, end of year	$3,046	$3,244	$—	$4

Funded Status and Amounts Recognized on Consolidated Balance Sheets
The funded status of pension and postretirement benefit obligations and the related amounts recognized on the Company’s Consolidated Balance Sheets were as follows:

	Pension Benefits		Postretirement Benefits
At December 31,	2017	2016	2017	2016
Funded status at end of year	$(994)	$(1,416)	$(424)	$(443)
Amounts recognized on the Consolidated Balance Sheets:
Other assets	$12	$13	$—	$—
Current liabilities	(53)	(53)	(49)	(50)
Noncurrent liabilities	(953)	(1,376)	(375)	(393)
Net amounts recognized	$(994)	$(1,416)	$(424)	$(443)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
The following amounts were recognized in accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.

	Pension Benefits		Postretirement Benefits
At December 31,	2017	2016	2017	2016
Net actuarial (loss) gain	$(1,583)	$(1,827)	$189	$230
Net prior service cost	(6)	(7)	—	—
Share of equity investee	(2)	(1)	—	—
	(1,591)	(1,835)	189	230
Deferred income taxes	606	725	(25)	(38)
Net amount recognized in accumulated other comprehensive income (loss)	$(985)	$(1,110)	$164	$192

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets
Information for the pension plans with an accumulated benefit obligation in excess of plan assets is set forth below.

At December 31,	2017	2016
Projected benefit obligation	$3,933	$4,558
Accumulated benefit obligation	$3,852	$4,485
Fair value of plan assets	$2,928	$3,129

Components of Net Periodic Benefit Cost
The following tables present the components of net periodic benefit cost and amounts recognized in other comprehensive income (loss).

	Pension Benefits			Postretirement Benefits
Year Ended December 31,	2017	2016	2015	2017	2016	2015
Components of net periodic cost:
Service cost	$29	$29	$31	$—	$—	$—
Interest cost	191	215	209	18	20	20
Expected return on plan assets	(201)	(227)	(261)	—	—	—
Amortization of actuarial losses (gains)	101	84	79	(22)	(21)	(21)
Amortization of prior service cost	2	1	1	—	—	—
Settlements	352	211	—	—	—	—
Net periodic cost	$474	$313	$59	$(4)	$(1)	$(1)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

	Pension	Postretirement
Year Ended December 31, 2017	Benefits	Benefits
Other comprehensive income (loss):		45
Actuarial loss	$(210)	$(19)
Amortization of actuarial losses (gains) (a)	101	(22)
Amortization of prior service cost (a)	2	—
Settlements (a)	352	—
Cumulative translation adjustments	(1)	—
	244	(41)
Deferred income taxes	(119)	13
Recognized in other comprehensive income (loss), net of tax	$125	$(28)
(a)  Reflects amounts reclassified from accumulated other comprehensive income (loss) to net earnings.

Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Costs

	Pension		Postretirement
	Benefits		Benefits
	2017	2016	2017	2016
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	3.9%	4.3%	3.9%	4.1%
Rate of compensation increase	3.0%	3.0%	N/A	N/A
Weighted average assumptions used to determine net periodic costs for the year ended December 31:
Discount rate	4.3%	4.6%	4.1%	4.2%
Expected long-term return on plan assets	6.4%	6.4%	2.0%	2.0%
Rate of compensation increase	3.0%	3.0%	N/A	N/A
N/A - not applicable

Assumptions Regarding Heath Care Cost Trend Rates for Postretirement Benefits
The following additional assumptions were used in accounting for postretirement benefits.

	2017	2016
Projected health care cost trend rate	7.0%	6.6%
Ultimate trend rate	5.0%	5.0%
Year ultimate trend rate is achieved	2023	2021

Impact of One Percentage Point Change in Assumed Health Care Trend Rates
A one percentage point change in assumed health care cost trend rates would have the following effects:

	One Percentage	One Percentage
	Point Increase	Point Decrease
Effect on total service and interest cost components	$—	$—
Effect on the accumulated postretirement benefit obligation	$6	$(5)

Fair Value of Pension Pan Assets
The following tables set forth the Company’s pension plan assets measured at fair value on a recurring basis at December 31, 2017 and 2016. These assets have been categorized according to the three-level fair value hierarchy established by the FASB which prioritizes the inputs used in measuring fair value. Level 1 is based on quoted prices for the asset in active markets. Level 2 is based on inputs that are observable other than quoted market prices in active markets, such as quoted prices for the asset in inactive markets or quoted prices for similar assets. Level 3 is based on unobservable inputs that market participants would use in pricing the asset.

At December 31, 2017	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$8	$80	$—	$88
Fixed income securities:
U.S. treasury securities	135	—	—	135
Government-related securities	12	238	—	250
Corporate bonds (b)	—	1,657	—	1,657
Mortgage-backed and asset-backed securities	—	97	1	98
Equity securities:
U.S. large capitalization	175	3	—	178
U.S. small capitalization	43	—	—	43
International equity	—	3	—	3
Other	—	43	—	43
Total assets in fair value hierarchy	$373	$2,121	$1	$2,495
Common collective funds measured at net asset value (c) (d)				519
Limited partnerships measured at net asset value (c)				32
Investments, at fair value				$3,046

At December 31, 2016	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$11	$53	$—	$64
Fixed income securities:
U.S. treasury securities	132	—	—	132
Government-related securities	18	207	—	225
Corporate bonds (b)	—	1,895	—	1,895
Mortgage-backed and asset-backed securities	—	135	2	137
Equity securities:
U.S. large capitalization	187	3	—	190
U.S. small capitalization	64	—	—	64
International equity	—	3	—	3
Other	—	(18)	—	(18)
Total assets in fair value hierarchy	$412	$2,278	$2	$2,692
Common collective funds measured at net asset value (c) (d)				521
Limited partnerships measured at net asset value (c)				31
Investments, at fair value				$3,244
(a)  Assets categorized as Level 2 reflect investments in money market funds.
(b)  Securities of diverse sectors and industries, substantially all investment grade.
(c)  In accordance with FASB guidance investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.
(d)  Underlying investments consist mainly of U.S. large capitalization and international equity securities.

Changes in Fair Value of Level 3 Assets
The table below sets forth a summary of changes in the fair value of investments reflected as Level 3 at December 31, 2017.

Mortgage-backed Securities
At January 1, 2016	$2
Contributions and distributions, net	—
At December 31, 2016	2
Contributions and distributions, net	(1)
At December 31, 2017	$1

Estimated Future Benefit Payments
Estimated future benefit payments are as follows:

	2018	2019	2020	2021	2022	2023-2027
Pension	$448	$266	$263	$261	$258	$1,229
Postretirement	$54	$52	$49	$46	$43	$172
Retiree Medicare drug subsidy	$(5)	$(5)	$(5)	$(5)	$(5)	$(22)

Participation in Multi-employer Defined Benefit Pension Plan
The table below presents information concerning the Company’s participation in multiemployer defined benefit pension plans.

	Employer Identification Number/Pension Plan Number	Pension Protection Act		Company Contributions			Expiration Date of Collective Bargaining Agreement
		Zone Status (a)
Pension Plan		2017	2016	2017	2016	2015
AFTRA Retirement Plan (b)	13-6414972-001	Green	Green	$6	$6	$5	(c)
Directors Guild of America - Producer	95-2892780-001	Green	Green	8	6	6	6/30/2020
Producer-Writers Guild of America	95-2216351-001	Green	Green	15	12	11	5/1/2020
Screen Actors Guild - Producers	95-2110997-001	Green	Green	22	11	9	6/30/2020
Motion Picture Industry	95-1810805-001	Green	Green	14	11	10	(d)
I.A.T.S.E. Local No. 33 Pension Trust Fund (e)	95-6377503-001	Green	Green	10	9	8	12/31/2019
Other Plans				5	5	1
	Total contributions			$80	$60	$50
(a) The Zone status for each individual plan listed was certified by each plan’s actuary as of the beginning of the plan years for 2017 and 2016. The plan year is the twelve months ending December 31 for each plan listed above except AFTRA Retirement Plan which has a plan year ending November 30.
(b) The Company was listed in AFTRA Retirement Plan’s Form 5500 as providing more than 5% of total contributions for the plan year ended November 30, 2016.
(c) The expiration dates range from June 30, 2018 through December 31, 2020.
(d) The expiration dates range from May 15, 2018 through June 30, 2020.
(e) The Company was listed in I.A.T.S.E. Local No. 33 Pension Trust Fund’s Form 5500 as providing more than 5% of total contributions for the plan year ended December 31, 2016.